WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Annual dividend yield		$ 0
Warrants [Member]
Annual dividend yield	$ 0
Expected life (years)		3 years	5 years
Warrants [Member] | Maximum [Member]
Expected life (years)	10 years
Risk-free interest rate	0.81%	0.29%	2.23%
Expected volatility	98.81%	106.51%	92.64%
Common stock price	$ 17.0000	$ 9.50
Warrants [Member] | Minimum [Member]
Expected life (years)	2 years 8 months 12 days
Risk-free interest rate	0.23%	0.11%
Expected volatility	92.93%	95.27%
Common stock price	$ 11.5000	$ 1.45